Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property and Equipment [Line Items]
Property and Equipment Cost ,Begging Balance	$ 6,821,049
Property and Equipment Cost, Ending Balance	7,576,802	$ 6,821,049
Carrying amounts	7,576,802	6,821,049
Right-of-use assets [Member]
Schedule of Property and Equipment [Line Items]
Property and Equipment Cost ,Begging Balance	1,072,737
Property and Equipment Cost, Ending Balance	1,174,703	1,072,737
Carrying amounts	1,174,703	1,072,737
Leasehold improvements [Member]
Schedule of Property and Equipment [Line Items]
Property and Equipment Cost ,Begging Balance	473,531
Property and Equipment Cost, Ending Balance	830,656	473,531
Carrying amounts	830,656	473,531
Office equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and Equipment Cost ,Begging Balance	83,223
Property and Equipment Cost, Ending Balance	461,003	83,223
Carrying amounts	461,003	83,223
Building [Member]
Schedule of Property and Equipment [Line Items]
Property and Equipment Cost ,Begging Balance	5,191,558
Property and Equipment Cost, Ending Balance	5,110,440	5,191,558
Carrying amounts	5,110,440	5,191,558
Cost [Member]
Schedule of Property and Equipment [Line Items]
Property and Equipment Cost ,Begging Balance	7,274,441	1,861,136
Property and Equipment Cost, Additions	1,529,119	6,532,054
Property and Equipment Cost, Lease termination		(1,118,749)
Property and Equipment Cost, Ending Balance	8,803,560	7,274,441
Carrying amounts	8,803,560	7,274,441
Cost [Member] | Right-of-use assets [Member]
Schedule of Property and Equipment [Line Items]
Property and Equipment Cost ,Begging Balance	1,371,062	1,380,761
Property and Equipment Cost, Additions	606,100	1,109,050
Property and Equipment Cost, Lease termination		(1,118,749)
Property and Equipment Cost, Ending Balance	1,977,162	1,371,062
Carrying amounts	1,977,162	1,371,062
Cost [Member] | Leasehold improvements [Member]
Schedule of Property and Equipment [Line Items]
Property and Equipment Cost ,Begging Balance	624,527	470,718
Property and Equipment Cost, Additions	532,828	153,809
Property and Equipment Cost, Lease termination
Property and Equipment Cost, Ending Balance	1,157,355	624,527
Carrying amounts	1,157,355	624,527
Cost [Member] | Office equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and Equipment Cost ,Begging Balance	87,294	9,657
Property and Equipment Cost, Additions	390,191	77,637
Property and Equipment Cost, Lease termination
Property and Equipment Cost, Ending Balance	477,485	87,294
Carrying amounts	477,485	87,294
Cost [Member] | Building [Member]
Schedule of Property and Equipment [Line Items]
Property and Equipment Cost ,Begging Balance	5,191,558
Property and Equipment Cost, Additions		5,191,558
Property and Equipment Cost, Lease termination
Property and Equipment Cost, Ending Balance	5,191,558	5,191,558
Carrying amounts	5,191,558	5,191,558
Accumulated depreciation [Member]
Schedule of Property and Equipment [Line Items]
Property and Equipment Cost ,Begging Balance	453,392	168,784
Property and Equipment Cost, Additions		584,227
Property and Equipment Cost, Lease termination		(299,619)
Property and Equipment Cost, Ending Balance	1,226,758	453,392
Carrying amounts	1,226,758	453,392
Depreciation for the year	773,366
Accumulated depreciation [Member] | Right-of-use assets [Member]
Schedule of Property and Equipment [Line Items]
Property and Equipment Cost ,Begging Balance	298,325	118,252
Property and Equipment Cost, Additions		479,692
Property and Equipment Cost, Lease termination		(299,619)
Property and Equipment Cost, Ending Balance	802,459	298,325
Carrying amounts	802,459	298,325
Depreciation for the year	504,134
Accumulated depreciation [Member] | Leasehold improvements [Member]
Schedule of Property and Equipment [Line Items]
Property and Equipment Cost ,Begging Balance	150,996	50,047
Property and Equipment Cost, Additions		100,949
Property and Equipment Cost, Lease termination
Property and Equipment Cost, Ending Balance	326,699	150,996
Carrying amounts	326,699	150,996
Depreciation for the year	175,703
Accumulated depreciation [Member] | Office equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and Equipment Cost ,Begging Balance	4,071	485
Property and Equipment Cost, Additions		3,586
Property and Equipment Cost, Lease termination
Property and Equipment Cost, Ending Balance	16,482	4,071
Carrying amounts	16,482	4,071
Depreciation for the year	12,411
Accumulated depreciation [Member] | Building [Member]
Schedule of Property and Equipment [Line Items]
Property and Equipment Cost ,Begging Balance
Property and Equipment Cost, Additions
Property and Equipment Cost, Lease termination
Property and Equipment Cost, Ending Balance	81,118
Carrying amounts	81,118
Depreciation for the year	$ 81,118